Consolidated subsidiaries (Details) - RUB (₽) ₽ in Thousands		12 Months Ended
	Jul. 09, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Headhunter LLC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Zarplata.ru LLC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Skillaz LLC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		74.99%	74.99%
Zemenik LLC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Headhunter FSU Limited
Consolidated subsidiaries
Country of incorporation		Cyprus
Proportion of ownership interest in subsidiary		100.00%	100.00%	100.00%
Headhunter KZ LLC
Consolidated subsidiaries
Country of incorporation		Kazakhstan
Proportion of ownership interest in subsidiary		66.00%	66.00%	66.00%
100 Rabot TUT LLC
Consolidated subsidiaries
Country of incorporation		Belarus
Proportion of ownership interest in subsidiary		50.00%	50.00%	50.00%
Vsya rabota LLC
Consolidated subsidiaries
Country of incorporation		Belarus
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%	50.00%
Headhunter Technologies LLC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		99.00%
IC HeadHunter JSC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%
COZ Headhunter LLC
Consolidated subsidiaries
Country of incorporation		Russia
Proportion of ownership interest in subsidiary		100.00%
Net assets (100%)		₽ 36,845